General (Narrative) (Details) - USD ($)	1 Months Ended				3 Months Ended				12 Months Ended
	Dec. 31, 2016	Jul. 31, 2015	Apr. 30, 2015	Oct. 31, 2010	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2010
Business Acquisition [Line Items]
Operating expenses									$ 660,607,000	$ 628,475,000	$ 578,231,000
Impairment loss									86,000	0	0
Gain on sale of property, plant and equipment									3,347,000	(1,742,000)	$ 3,266,000
Deconsolidation, Revaluation of Retained Investment, Gain (Loss), Amount							$ 7,000,000
Other operating income					$ 10,500,000
Holding Percentage Of Share Capital Issued								90.00%
GOODWILL	$ 616,997,000								616,997,000	$ 622,654,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain								$ 6,000
De-Recognized of Contingent Consideration									$ 5,000
An Israeli Company
Business Acquisition [Line Items]
Holding Percentage Of Share Capital Issued			100.00%
Business Combination, Consideration Transferred			$ 24,000,000
GOODWILL			8,300,000
Technology			$ 9,300,000
NiceSystems
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		$ 154,000,000
Business Combination, Consideration Transferred, Liabilities Incurred	$ 4,000,000	40,000,000
GOODWILL		$ 111,142,000
Federmann Group
Business Acquisition [Line Items]
Ownership percentage	45.80%								45.80%
Subsidiary M [Member]
Business Acquisition [Line Items]
Payments to Acquire Interest in Joint Venture						$ 13,400,000
Subsidiary B
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent												49.00%
Noncontrolling Interest, Additional Ownership Interest Acquired									10.00%
Payments to Acquire Additional Interest in Subsidiaries									$ 1,300,000
Subsidiary C
Business Acquisition [Line Items]
Holding Percentage Of Share Capital Issued				100.00%
Sale High Speed Machinery
Business Acquisition [Line Items]
Gain on sale of property, plant and equipment									$ 4,600
Wholly-Owned U.K Subsidiary | Corporate Joint Venture | Subsidiary M [Member]
Business Acquisition [Line Items]
Joint Venture, Ownership Percentage						50.00%
Kellogg Brown & Root Limited | Corporate Joint Venture | Subsidiary M [Member]
Business Acquisition [Line Items]
Joint Venture, Ownership Percentage						50.00%